Quarterly Holdings Report
for
Fidelity® Women's Leadership ETF
April 30, 2022
WLE-NPRT3-0622
1.9901539.100

Schedule of Investments April 30, 2022 (Unaudited)
Showing Percentage of Net Assets
Common Stocks – 96.5%
	Shares	Value
COMMUNICATION SERVICES – 5.3%
Diversified Telecommunication Services – 0.6%
Verizon Communications, Inc.	357	$ 16,529
Entertainment – 0.9%
The Walt Disney Co. (a)	207	23,107
Interactive Media & Services – 1.9%
Alphabet, Inc. Class C (a)	7	16,095
Bumble, Inc. Class A (a)	729	17,489
Snap, Inc. Class A (a)	563	16,023
		49,607
Media – 1.9%
Cable One, Inc.	11	12,828
The Interpublic Group of Cos., Inc.	1,122	36,600
		49,428
TOTAL COMMUNICATION SERVICES		138,671
CONSUMER DISCRETIONARY – 12.3%
Automobiles – 0.8%
General Motors Co. (a)	522	19,789
Diversified Consumer Services – 1.1%
Adtalem Global Education, Inc. (a)	366	10,727
Bright Horizons Family Solutions, Inc. (a)	148	16,908
		27,635
Hotels, Restaurants & Leisure – 2.2%
Marriott International, Inc. Class A (a)	228	40,475
Vail Resorts, Inc.	68	17,283
		57,758
Household Durables – 0.8%
Taylor Morrison Home Corp. (a)	797	20,873
Internet & Direct Marketing Retail – 2.0%
Amazon.com, Inc. (a)	13	32,313
Etsy, Inc. (a)	123	11,463
The RealReal, Inc. (a)	1,510	8,184
		51,960
Multiline Retail – 0.4%
Kohl's Corp.	178	10,303
Specialty Retail – 3.8%
Best Buy Co., Inc.	192	17,267
Lowe's Cos., Inc.	150	29,659
Ross Stores, Inc.	86	8,580
The Gap, Inc.	1,167	14,494
Torrid Holdings, Inc. (a)	1,267	7,425
Williams-Sonoma, Inc.	171	22,312
		99,737
Textiles, Apparel & Luxury Goods – 1.2%
PVH Corp.	180	13,100
Tapestry, Inc.	577	18,995
		32,095
TOTAL CONSUMER DISCRETIONARY		320,150

	Shares	Value
CONSUMER STAPLES – 4.6%
Beverages – 1.0%
The Coca-Cola Co.	426	$ 27,524
Food & Staples Retailing – 0.8%
Albertsons Cos., Inc.	642	20,082
Food Products – 1.3%
The Hershey Co.	147	33,188
Household Products – 0.7%
The Clorox Co.	133	19,081
Personal Products – 0.8%
Olaplex Holdings, Inc. (a)	134	1,970
The Estee Lauder Cos., Inc. Class A	72	19,012
		20,982
TOTAL CONSUMER STAPLES		120,857
ENERGY – 1.7%
Oil, Gas & Consumable Fuels – 1.7%
Occidental Petroleum Corp.	260	14,324
Phillips 66	333	28,891
TOTAL ENERGY		43,215
FINANCIALS – 12.3%
Banks – 4.2%
Bank of America Corp.	1,312	46,812
Citigroup, Inc.	435	20,971
First Horizon Corp.	604	13,517
First United Corp.	538	12,057
JPMorgan Chase & Co.	127	15,159
		108,516
Capital Markets – 3.8%
Coinbase Global, Inc. Class A (a)	46	5,185
Franklin Resources, Inc.	558	13,721
Morningstar, Inc.	115	29,121
MSCI, Inc.	27	11,374
Nasdaq, Inc.	252	39,657
		99,058
Insurance – 4.3%
Marsh & McLennan Cos., Inc.	112	18,111
The Hartford Financial Services Group, Inc.	610	42,657
The Progressive Corp.	486	52,177
		112,945
TOTAL FINANCIALS		320,519
HEALTH CARE – 14.7%
Biotechnology – 2.4%
Alnylam Pharmaceuticals, Inc. (a)	111	14,811
Vertex Pharmaceuticals, Inc. (a)	147	40,163
Zai Lab Ltd. ADR (a)	170	6,793
		61,767

2	Quarterly Report

Schedule of Investments (Unaudited)–continued
Common Stocks – continued
	Shares	Value
HEALTH CARE – continued
Health Care Equipment & Supplies – 2.2%
Figs, Inc. Class A (a)	747	$11,698
Hologic, Inc. (a)	653	47,009
		58,707
Health Care Providers & Services – 5.8%
Anthem, Inc.	176	88,340
Cigna Corp.	209	51,577
Guardant Health, Inc. (a)	194	11,970
		151,887
Life Sciences Tools & Services – 0.6%
ICON PLC (a)	71	16,061
Pharmaceuticals – 3.7%
Eli Lilly & Co.	125	36,517
GlaxoSmithKline PLC ADR	558	25,266
Zoetis, Inc.	192	34,032
		95,815
TOTAL HEALTH CARE		384,237
INDUSTRIALS – 11.9%
Air Freight & Logistics – 1.3%
United Parcel Service, Inc. Class B	184	33,116
Airlines – 0.4%
JetBlue Airways Corp. (a)	891	9,810
Commercial Services & Supplies – 0.2%
Stericycle, Inc. (a)	133	6,675
Electrical Equipment – 3.2%
AMETEK, Inc.	370	46,716
nVent Electric PLC	882	29,794
Sunrun, Inc. (a)	336	6,714
		83,224
Machinery – 3.6%
Deere & Co.	68	25,673
Federal Signal Corp.	1,070	36,412
Otis Worldwide Corp.	428	31,176
		93,261
Professional Services – 3.2%
Leidos Holdings, Inc.	292	30,225
ManpowerGroup, Inc.	310	27,962
Science Applications International Corp.	305	25,385
		83,572
TOTAL INDUSTRIALS		309,658
INFORMATION TECHNOLOGY – 24.3%
Communications Equipment – 0.9%
Arista Networks, Inc. (a)	194	22,421
Electronic Equipment, Instruments & Components – 2.8%
CDW Corp.	313	51,075
Insight Enterprises, Inc. (a)	228	22,657
		73,732

	Shares	Value

IT Services – 7.3%
Accenture PLC Class A	162	$ 48,658
Concentrix Corp.	76	11,969
Genpact Ltd.	464	18,685
Mastercard, Inc. Class A	121	43,969
PayPal Holdings, Inc. (a)	218	19,169
Twilio, Inc. Class A (a)	110	12,300
WEX, Inc. (a)	218	36,240
		190,990
Semiconductors & Semiconductor Equipment – 2.0%
Advanced Micro Devices, Inc. (a)	221	18,900
NVIDIA Corp.	175	32,457
		51,357
Software – 9.0%
Adobe, Inc. (a)	95	37,615
HubSpot, Inc. (a)	55	20,869
Intuit, Inc.	82	34,338
Microsoft Corp.	322	89,361
PagerDuty, Inc. (a)	469	13,399
Salesforce.com, Inc. (a)	227	39,938
		235,520
Technology Hardware, Storage & Peripherals – 2.3%
Apple, Inc.	387	61,011
TOTAL INFORMATION TECHNOLOGY		635,031
MATERIALS – 4.0%
Chemicals – 1.7%
Cabot Corp.	228	15,014
Eastman Chemical Co.	136	13,963
Valvoline, Inc.	463	13,996
		42,973
Construction Materials – 0.5%
Summit Materials, Inc. Class A (a)	503	13,983
Metals & Mining – 1.8%
Commercial Metals Co.	652	26,732
Schnitzer Steel Industries, Inc. Class A	434	19,804
		46,536
TOTAL MATERIALS		103,492
REAL ESTATE – 3.3%
Equity Real Estate Investment Trusts (REITs) – 3.3%
Equity Lifestyle Properties, Inc.	427	32,999
STORE Capital Corp.	1,078	30,647
Ventas, Inc.	414	22,998
TOTAL REAL ESTATE		86,644
UTILITIES – 2.1%
Electric Utilities – 1.0%
NextEra Energy, Inc.	368	26,135

Quarterly Report	3

Common Stocks – continued
	Shares	Value
UTILITIES – continued
Water Utilities – 1.1%
American Water Works Co., Inc.	192	$ 29,584
TOTAL UTILITIES		55,719
TOTAL COMMON STOCKS (Cost $2,814,537)		2,518,193
Money Market Fund – 3.5%

State Street Institutional Treasury Plus Money Market Fund, Trust Class, 0.26% (b) (Cost $90,506)	90,506	90,506
TOTAL INVESTMENT IN SECURITIES – 100.0% (Cost $2,905,043)		2,608,699
NET OTHER ASSETS (LIABILITIES) – 0.0%		225
NET ASSETS – 100.0%		$ 2,608,924

Legend
(a)	Non-income producing.
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund’s investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific event. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee’s activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund’s investments and ratifies the fair value determinations of the Committee.
The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:
Level 1 – unadjusted quoted prices in active markets for identical investments
Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)
Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.
Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated open-end mutual fund’s NAV is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board’s fair value pricing policies and is categorized as Level 2 in the hierarchy.
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.
For additional information on the Fund’s significant accounting policies, please refer to the Fund’s most recent semiannual or annual shareholder report.
4	Quarterly Report

The fund’s schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund’s shareholders. For more information regarding the fund and its holdings, please see the fund’s most recent prospectus and annual report.
Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.
Quarterly Report	5